Segment Reporting (Details) - Schedule of information on geographical regions - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Travelan [Member] | Australia [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	$ 143,378	$ (10,308)	[1]	$ 1,240,393
Revenue from external customers	143,378	(10,308)		1,240,393
Travelan [Member] | United States [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	501,228	4,264	[1]	926,325
Revenue from external customers	501,228	4,264		926,325
Travelan [Member] | Other [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	63,172	101,639	[1]	301,915
Revenue from external customers	63,172	101,639		301,915
Protectyn [Member] | Australia [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	57,415	50,181	[1]	49,933
Revenue from external customers	57,415	50,181		49,933
Protectyn [Member] | Other [Member]
Segment Reporting (Details) - Schedule of information on geographical regions [Line Items]
Hyperimmune products revenue	765,193	145,776	[1]	2,518,566
Revenue from external customers	$ 765,193	$ 145,776		$ 2,518,566

[1]	Returns are provided where outlined in a customer’s agreement.